QUARTERLY UNAUDITED RESULTS	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY UNAUDITED RESULTS
NOTE 9. QUARTERLY UNAUDITED RESULTS

The results of operations by quarter for the years ended December 31, 2015 and 2014 are as follow:

	2015				2014
	(in thousands, except per share information)
	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
Revenue	$-	$-	$-	$-	$-	$-	$-	$-
Net loss	$(5,298)	$(6,367)	$(7,635)	$(8,360)	$(2,260)	$(2,110)	$(3,014)	$(4,651)
Net loss per share, basic and diluted	$(0.14)	$(0.14)	$(0.16)	$(0.18)	$(0.11)	$(0.09)	$(0.11)	$(0.17)
Weighted average shares used in computing net loss per share, basic and diluted	37,679	45,082	47,272	47,912	20,798	24,138	26,633	28,271